Commitments - Financial Instrument Whose Contract Amounts Represent Credit Risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Commitments to Extend Credit [Member]
Product Royalty Future Minimum Payment Due [Line Items]
Commitments to extend credit	$ 182,820	$ 141,887
Standby Letters of Credit [Member]
Product Royalty Future Minimum Payment Due [Line Items]
Stand-by letters of credit	$ 8,085	$ 4,066